UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

InsightShares LGBT Employment Equality ETF

InsightShares Patriotic Employers ETF

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	November 30, 2018

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.insightshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is diversified. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the New York Stock Exchange (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at Net Asset Value, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in each Fund’s underlying Indices.

Distributor: Foreside Fund Services, LLC

i

InsightShares LGBT Employment Equality ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the InsightShares LGBT Employment Equality ETF (“PRID” or the “Fund”). The following information pertains to the fiscal period of January 10, 2018 through November 30, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the UBS LGBT Employment Equality Index (the “Index”). The Index is a cap weighted index designed to track the price movements of US companies with workplaces that provide LGBT equality through their company and employment policies. In order to be included in the Index, a company must receive an 85-plus score on the Human Rights Campaign Corporate Equality Index.

The Fund had positive performance during the fiscal period that ended on November 30, 2018. The market price for PRID increased 3.14% and the net asset value increased 3.23%, while the S&P 500 Index, a broad market index, increased 2.19% over the same period. The Fund’s Index returned 3.85%. Meanwhile, outstanding shares ended the period at 1,100,001.

For the period, the largest positive contributor to return was Amazon.com Inc. (AMZN US), adding 1.21% to the return of the Fund, gaining 34.75% with an average weighting of 4.53%. The second largest contributor to return was Microsoft Corp (MSFT US), adding 1.12% to the return of the Fund, gaining 28.46% with an average weighting of 4.41%. The third largest contributor to return was Pfizer Inc. (PFE US), adding 0.38% to the return of the Fund, gaining 31.29% with an average weighting of 1.32%.

For the period, the largest negative contributor to return was General Electric Co. (GE US), detracting 0.62% from the return of the Fund, declining 59.29% with an average weighting of 0.75%. The security contributing second-most negatively was Facebook Inc. (FB US), detracting 0.60% from the return of the Fund, and declining 25.14% with an average weighting of 2.31%. The third largest negative contributor to return was Wells Fargo & Co. (WFC US), detracting 0.20% from the return of the Fund, and declining 11.49% with an average weight of 1.53%.

For the period, the best performing security in the Fund was TripAdvisor Inc. (TRIP US), gaining 80.71% and contributing 0.02% to the return of the fund. The second-best performing security for the period was HCA Healthcare Inc. (HCA US), gaining 71.52% and contributing 0.12% to the return of the fund. The third-best performing security was Merck & Co. Inc. (MRK US), gaining 41.73% for the period and contributing 0.36% to the return of the fund.

For the period, the worst performing security in the Fund was General Electric Co. (GE US), declining 59.29% and reducing the return of the fund by 0.62%. The second-worst performing security in the Fund was Hain Celestial Group Inc./The (HAIN US), declining 47.61% and reducing the return of the fund by 0.01%. The third-worst performing security in the Fund was Visteon Corp (VC US), declining 44.01% and reducing the return of the fund by 0.01%.

Sincerely,

Garrett Stevens, Chief Executive Officer

Exchange Traded Concepts, Advisor to the Fund

1

InsightShares LGBT Employment Equality ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	November 30, 2018 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	Inception Date	Cumulative Total Return As of	Expense Ratio*
	of the Fund	11/30/2018	Gross	Net
InsightShares LGBT Employment Equality ETF (Net Asset Value)	1/10/2018	3.23%	0.65%	0.65%
InsightShares LGBT Employment Equality ETF (Market Price)		3.14%
UBS LGBT Employment Equality Index		3.85%
S&P 500 Index		2.19%

*	Reflects the expense ratio as reported in the Prospectus dated January 8, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.insightshares.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The UBS LGBT Employment Equality Index is an index developed by UBS based in part on a company scoring methodology and resulting data obtained and used under license from the Human Right Campaign Foundation.

2

InsightShares LGBT Employment Equality ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	November 30, 2018 (Unaudited)

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net Asset Value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

3

InsightShares Patriotic Employers ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the InsightShares Patriotic Employers ETF (“HONR” or the “Fund”). The following information pertains to the fiscal period of January 18, 2018 through November 30, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the Military Veterans Index (the “Index”). The Index is designed to track the price movements of US companies with policies and practices which support the employment of US veterans, as determined by Victory Media’s Military Friendly Employer ratings.

The Fund had negative performance during the fiscal period that ended on November 30, 2018. The market price for HONR decreased 2.52% and the net asset value decreased 2.52%, while the S&P 500 Index, a broad market index, increased 0.36% and the Russell 1000 Value Index, decreased 1.92% over the same period. The Fund’s Index fell 1.93%. Meanwhile, outstanding shares ended the period at 1,150,001.

For the period, the largest positive contributor to return was HCA Healthcare Inc. (HCA US), adding 0.51% to the return of the Fund, gaining 61.71% with an average weighting of 1.04%. The second largest contributor to return was Merck & Co. Inc. (MRK US), adding 0.31% to the return of the Fund, gaining 32.85% with an average weighting of 1.03%. The third largest contributor to return was CSRA Inc. (CSRA US), adding 0.30% to the return of the Fund, gaining 30.54% with an average weighting of 0.27%.

For the period, the largest negative contributor to return was General Electric Co. (GE US), detracting 0.66% from the return of the Fund, declining 54.07% with an average weighting of 0.92%. The security contributing second-most negatively was Schlumberger Ltd (SLB US), detracting 0.48% from the return of the Fund, and declining 39.61% with an average weighting of 0.99%. The third largest negative contributor to return was United Rentals Inc. (URI US), detracting 0.37% from the return of the Fund, and declining 35.37% with an average weight of 0.91%.

For the period, the best performing security in the Fund was HCA Healthcare Inc. (HCA US), gaining 61.71% and contributing 0.51% to the return of the fund. The second-best performing security for the period was FirstEnergy Corp. (FE US), gaining 33.40% and contributing 0.27% to the return of the fund. The third-best performing security was Merck & Co. Inc. (MRK US), gaining 32.85% for the period and contributing 0.31% to the return of the fund.

For the period, the worst performing security in the Fund was General Electric Co. (GE US), declining 54.07% and reducing the return of the fund by 0.66%. The second-worst performing security in the Fund was Schlumberger Ltd. (SLB US), declining 39.61% and reducing the return of the fund by 0.48%. The third-worst performing security in the Fund was Garrett Motion Inc. (GTX US), declining 37.47% and contributing 0.00% to the return of the fund.

Sincerely,

Garrett Stevens, Chief Executive Officer

Exchange Traded Concepts, Advisor to the Fund

4

InsightShares Patriotic Employers ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	November 30, 2018 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	Inception Date	Cumulative Total Return as of	Expense Ratio*
	of the Fund	11/30/18	Gross	Net
InsightShares Patriotic Employers ETF (Net Asset Value)	1/18/2018	-2.52%	0.65%	0.65%
InsightShares Patriotic Employers ETF (Market Price)		-2.52%
Military Veterans Index		-1.93%
Russell 1000 Value Index		-1.92%
S&P 500 Index		0.36%

*	Reflects the expense ratio as reported in the Prospectus dated January 17, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.insightshares.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The Military Veterans Index is an index developed by UBS AG (together with its subsidiaries and affiliates, “UBS”) based in part on a company scoring methodology and resulting data obtained and used under license from VIQTORY Inc.

The Russell 1000 Value Index measures the performance of the large capitalization value sector of the U.S. equity market.

5

InsightShares Patriotic Employers ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	November 30, 2018 (Unaudited)

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

6

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS	As of November 30, 2018

Number of Shares		Value ($)
Common Stocks – 99.7%
	Consumer Discretionary – 15.8%
763	Amazon.com, Inc.*	1,289,600
374	Aramark	14,234
444	Best Buy Co., Inc.	28,678
75	Booking Holdings, Inc.*	141,891
286	CarMax, Inc.*	18,896
856	Carnival Corp.	51,608
550	CBS Corp. - Class B	29,799
384	Charter Communications, Inc. - Class A*	126,413
7,554	Comcast Corp. - Class A	294,682
198	Darden Restaurants, Inc.	21,887
420	Dollar General Corp.	46,616
131	Dunkin’ Brands Group, Inc.	9,694
238	Expedia Group Inc.	28,748
6,915	Ford Motor Co.	65,070
596	Gap, Inc.	16,265
2,307	General Motors Co.	87,551
374	Goodyear Tire & Rubber Co.	8,662
552	Hanesbrands, Inc.	8,782
198	Hasbro, Inc.	18,018
504	Hilton Worldwide Holdings, Inc.	38,072
1,818	Home Depot, Inc.	327,822
638	Interpublic Group of Cos., Inc.	14,993
245	Kohl’s Corp.	16,457
440	L Brands, Inc.	14,568
110	Lear Corp.	14,987
330	Live Nation Entertainment, Inc.*	18,374
486	Macy’s, Inc.	16,631
551	Marriott International, Inc. - Class A	63,382
508	Mattel, Inc.*	7,061
1,253	McDonald’s Corp.	236,203
860	MGM Resorts International	23,186
681	Netflix, Inc.*	194,854
1,984	NIKE, Inc. - Class B	149,038
264	Nordstrom, Inc.	13,958
374	Omnicom Group, Inc.	28,787
110	PVH Corp.	12,156
88	Ralph Lauren Corp.	9,803
596	Ross Stores, Inc.	52,210
330	Royal Caribbean Cruises Ltd.	37,313
7,131	Sirius XM Holdings, Inc.	44,426
2,224	Starbucks Corp.	148,385
440	Tapestry, Inc.	17,129
857	Target Corp.	60,813
347	TEGNA, Inc.	4,612

Number of Shares		Value ($)
Common Stocks (Continued)
	CONSUMER DISCRETIONARY (Continued)
198	Tiffany & Co.	18,018
1,984	TJX Cos., Inc.	96,918
198	TripAdvisor, Inc.*	12,684
484	United Continental Holdings, Inc.*	46,803
618	VF Corp.	50,237
574	Viacom, Inc. - Class B	17,714
44	Visteon Corp.*	3,248
2,422	Walt Disney Co.	279,717
110	Whirlpool Corp.	13,874
132	Williams-Sonoma, Inc.	7,475
156	Wyndham Destinations, Inc.	6,469
156	Wyndham Hotels & Resorts, Inc.	7,820
124	Wynn Resorts Ltd.	13,566
		4,446,857
	Consumer Staples – 7.5%
3,014	Altria Group, Inc.	165,258
418	Brown-Forman Corp. - Class B	19,947
462	Campbell Soup Co.	18,110
198	Clorox Co.	32,793
6,694	Coca-Cola Co.	337,378
1,340	Colgate-Palmolive Co.	85,117
620	Conagra Brands, Inc.	20,051
264	Constellation Brands, Inc. - Class A	51,681
330	Estee Lauder Cos., Inc. - Class A	47,078
880	General Mills, Inc.	37,233
154	Hain Celestial Group, Inc.*	3,188
242	Hershey Co.	26,209
832	Hormel Foods Corp.	37,515
176	JM Smucker Co.	18,394
530	Kellogg Co.	33,734
550	Kimberly-Clark Corp.	63,453
1,969	Kraft Heinz Co.	100,655
1,332	Kroger Co.	39,507
2,274	Mondelez International, Inc. - Class A	102,284
2,258	PepsiCo, Inc.	275,340
4,033	Procter & Gamble Co.	381,159
792	Sysco Corp.	53,381
460	Tyson Foods, Inc. - Class A	27,117
1,562	Walgreens Boots Alliance, Inc.	132,254
		2,108,836

See accompanying Notes to Financial Statements.

7

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Continued)	As of November 30, 2018

Number of Shares		Value ($)
Common Stocks (continued)
	Energy – 2.6%
6,990	Exxon Mobil Corp.	555,705
769	Marathon Petroleum Corp.	50,108
658	ONEOK, Inc	40,421
812	Phillips 66	75,938
		722,172
	Financials – 13.6%
1,229	Aflac, Inc.	56,214
550	Allstate Corp.	49,055
708	Ally Financial, Inc.	18,889
1,408	American Express Co.	158,076
1,408	American International Group, Inc.	60,896
242	Ameriprise Financial, Inc.	31,400
88	Assurant, Inc.	8,557
1,678	Bank of New York Mellon Corp.	86,098
1,218	BB&T Corp.	62,240
231	BlackRock, Inc.	98,870
768	Capital One Financial Corp.	68,874
2,104	Charles Schwab Corp.	94,259
4,200	Citigroup, Inc.	272,118
528	CME Group, Inc.	100,362
266	Comerica, Inc.	21,062
596	Discover Financial Services	42,495
66	FactSet Research Systems, Inc.	15,476
1,110	Fifth Third Bancorp	31,002
176	First American Financial Corp.	8,506
514	First Horizon National Corp.	8,476
1,040	Franklin Resources, Inc.	35,246
581	Goldman Sachs Group, Inc.	110,791
554	Hartford Financial Services Group, Inc.	24,481
1,697	Huntington Bancshares, Inc.	24,759
5,583	JPMorgan Chase & Co.	620,774
1,718	KeyCorp	31,508
154	Legg Mason, Inc.	4,461
352	Lincoln National Corp.	22,165
153	LPL Financial Holdings, Inc.	9,818
222	M&T Bank Corp.	37,520
865	Marsh & McLennan Cos., Inc.	76,726
1,670	MetLife, Inc.	74,532
306	Moody’s Corp.	48,675
2,780	Morgan Stanley	123,404
264	Nasdaq, Inc.	24,109
425	Navient Corp.	4,888
374	Northern Trust Corp.	37,112
779	PNC Financial Services Group, Inc.	105,773
462	Principal Financial Group, Inc.	22,786
900	Progressive Corp.	59,661

Number of Shares		Value ($)
Common Stocks (continued)
	FINANCIALS (Continued)
680	Prudential Financial, Inc.	63,757
219	Raymond James Financial, Inc.	17,461
1,820	Regions Financial Corp.	29,939
109	Reinsurance Group of America, Inc.	16,282
396	S&P Global, Inc.	72,413
575	State Street Corp.	41,987
750	SunTrust Banks, Inc.	47,018
1,255	Synchrony Financial	32,605
374	T. Rowe Price Group, Inc.	37,161
874	TD Ameritrade Holding Corp.	47,030
420	Travelers Cos., Inc.	54,755
2,759	U.S. Bancorp	150,255
373	Unum Group	13,394
7,801	Wells Fargo & Co.	423,438
		3,839,609
	Health Care – 16.4%
2,790	Abbott Laboratories	206,600
2,541	AbbVie, Inc.	239,540
506	Agilent Technologies, Inc.	36,609
331	AmerisourceBergen Corp.	29,426
1,137	Amgen, Inc.	236,780
396	Anthem, Inc.	114,868
66	athenahealth, Inc.*	8,785
836	Baxter International, Inc.	57,308
417	Becton, Dickinson and Co.	105,397
330	Biogen, Inc.*	110,128
2,125	Boston Scientific Corp.*	80,049
2,753	Bristol-Myers Squibb Co.	147,175
486	Cardinal Health, Inc.	26,647
264	Centene Corp.*	37,554
546	Cerner Corp.*	31,619
376	Cigna Corp.	83,991
2,096	CVS Health Corp.	168,067
1,076	Danaher Corp.	117,865
286	DaVita, Inc.*	18,893
1,778	Eli Lilly & Co.	210,942
904	Express Scripts Holding Co.*	91,729
2,105	Gilead Sciences, Inc.	151,434
530	HCA Healthcare, Inc.	76,315
242	Henry Schein, Inc.*	21,586
220	Humana, Inc.	72,483
4,327	Johnson & Johnson	635,636
154	Laboratory Corp. of America Holdings*	22,429
328	McKesson Corp.	40,836
4,198	Merck & Co., Inc.	333,069
9,565	Pfizer, Inc.	442,190

See accompanying Notes to Financial Statements.

8

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Continued)	As of November 30, 2018

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
220	Quest Diagnostics, Inc.	19,485
572	Stryker Corp.	100,363
616	Thermo Fisher Scientific, Inc.	153,723
1,451	UnitedHealth Group, Inc.	408,253
		4,637,774
	Industrials – 9.3%
974	3M Co.	202,514
242	AECOM*	7,783
772	American Airlines Group, Inc.	31,004
770	Arconic, Inc.	16,540
946	Boeing Co.	328,035
970	Caterpillar, Inc.	131,600
1,451	CSX Corp.	105,386
264	Cummins, Inc.	39,880
504	Deere & Co.	78,060
1,126	Delta Air Lines, Inc.	68,359
66	Dun & Bradstreet Corp.	9,474
1,095	Emerson Electric Co.	73,934
418	FedEx Corp.	95,722
549	Fortive Corp.	41,762
482	General Dynamics Corp.	89,117
15,792	General Electric Co.	118,440
198	Harris Corp.	28,304
91	Huntington Ingalls Industries, Inc.	19,611
506	JetBlue Airways Corp.*	9,877
462	Lockheed Martin Corp.	138,799
110	ManpowerGroup, Inc.	8,930
572	Nielsen Holdings PLC	15,541
461	Norfolk Southern Corp.	78,711
282	Northrop Grumman Corp.	73,286
176	Owens Corning	9,178
460	Raytheon Co.	80,656
528	Republic Services, Inc.	40,836
198	Robert Half International, Inc.	12,242
235	Rockwell Automation, Inc.	40,970
88	Ryder System, Inc.	4,978
946	Southwest Airlines Co.	51,661
176	Spirit AeroSystems Holdings, Inc. - Class A	14,411
241	Stanley Black & Decker, Inc.	31,535
285	TransUnion	18,402
1,252	Union Pacific Corp.	192,533
1,098	United Parcel Service, Inc. - Class B	126,588
1,374	United Technologies Corp.	167,408
88	W.W. Grainger, Inc.	27,636
		2,629,703

Number of Shares		Value ($)
Common Stocks (continued)
	Information Technology – 27.0%‡
768	Adobe Systems, Inc.*	192,684
264	Akamai Technologies, Inc.*	18,150
88	Alliance Data Systems Corp.	17,632
463	Alphabet, Inc. - Class A*	513,768
8,056	Apple, Inc.	1,438,640
1,559	Applied Materials, Inc.	58,120
684	Automatic Data Processing, Inc.	100,835
222	Booz Allen Hamilton Holding Corp.	11,391
176	Broadridge Financial Solutions, Inc.	18,633
242	CDW Corp.	22,429
7,852	Cisco Systems, Inc.	375,875
220	Citrix Systems, Inc.*	23,973
1,373	Corning, Inc.	44,238
1,632	eBay, Inc.*	48,715
461	Electronic Arts, Inc.*	38,756
3,750	Facebook, Inc. - Class A*	527,287
524	Fidelity National Information Services, Inc.	56,566
730	First Data Corp.*	13,928
198	GoDaddy, Inc.*	12,921
2,464	Hewlett Packard Enterprise Co.	36,960
2,521	HP, Inc.	57,983
110	IAC/InterActiveCorp*	19,576
7,212	Intel Corp.	355,624
1,548	International Business Machines Corp.	192,370
396	Intuit, Inc.	84,954
241	Leidos Holdings, Inc.	15,183
1,606	Mastercard, Inc. - Class A	322,918
12,332	Microsoft Corp.	1,367,495
288	Motorola Solutions, Inc.	37,800
198	NCR Corp.*	5,487
418	NetApp, Inc.	27,952
903	NVIDIA Corp.	147,577
6,563	Oracle Corp.	320,012
1,826	PayPal Holdings, Inc.*	156,689
2,359	QUALCOMM, Inc.	137,435
1,121	salesforce.com, Inc.*	160,034
1,026	Symantec Corp.	22,685
66	Tech Data Corp.*	5,937
1,550	Texas Instruments, Inc.	154,768
44	Ultimate Software Group, Inc.*	11,612
2,794	Visa, Inc. - Class A	395,938
154	VMware, Inc. - Class A*	25,770
416	Xerox Corp.	11,199
		7,608,499

See accompanying Notes to Financial Statements.

9

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Concluded)	As of November 30, 2018

Number of Shares		Value ($)
Common Stocks (continued)
	Materials – 1.3%
350	Air Products & Chemicals, Inc.	56,304
304	Alcoa Corp.*	9,670
550	Ball Corp.	27,010
220	Celanese Corp.	22,205
222	Eastman Chemical Co.	17,498
440	Ecolab, Inc.	70,616
460	Linde PLC	73,163
610	Mosaic Co.	21,960
852	Newmont Mining Corp.	27,554
396	PPG Industries, Inc.	43,295
		369,275
	Real Estate – 0.3%
528	CBRE Group, Inc. - Class A*	23,063
461	Iron Mountain, Inc. - REIT	15,660
66	Jones Lang LaSalle, Inc.	9,452
220	Realogy Holdings Corp.	4,237
1,188	Weyerhaeuser Co. – REIT	31,375
		83,787
	Telecommunications Services – 3.3%
11,978	AT&T, Inc.	374,193
1,733	CenturyLink, Inc.	32,580
6,469	Sprint Corp.*	40,625
1,298	T-Mobile US, Inc.*	88,848
6,692	Verizon Communications, Inc.	403,528
		939,774
	Utilities – 2.6%
372	Alliant Energy Corp.	16,885
394	Ameren Corp.	27,036
770	American Electric Power Co., Inc.	59,860
440	CMS Energy Corp.	22,920
504	Consolidated Edison, Inc.	40,496
285	DTE Energy Co.	34,126
1,207	Duke Energy Corp.	106,904
505	Edison International	27,937
286	Entergy Corp.	24,899
1,530	Exelon Corp.	70,977
527	NiSource, Inc.	13,923
790	PG&E Corp.*	20,840
176	Pinnacle West Capital Corp.	15,727
132	Portland General Electric Co.	6,356
1,078	PPL Corp.	32,976
812	Public Service Enterprise Group, Inc.	45,391
436	Sempra Energy	50,236

Number of Shares		Value ($)
Common Stocks (continued)
	UTILITIES (Continued)
1,679	Southern Co.	79,468
812	Xcel Energy, Inc.	42,589
		739,546
	TOTAL COMMON STOCKS (Cost $27,838,210)	28,125,832

Principal Amount
Short-Term Investments – 0.1%
28,277	Invesco Government & Agency Portfolio - Institutional Class, 2.12%#	28,277
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,277)	28,277

	TOTAL INVESTMENTS – 99.8% (Cost $27,866,487)	28,154,109
	Other Assets in Excess of Liabilities – 0.2%	51,700

	TOTAL NET ASSETS – 100.0%	$28,205,809

*	Non-income producing security.

‡	Please see Note 6 for more information about industry and sector concentration and other risks.

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

InsightShares LGBT Employment Equality ETF SUMMARY OF INVESTMENTS	As of November 30, 2018

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	27.0%
Health Care	16.4%
Consumer Discretionary	15.8%
Financials	13.6%
Industrials	9.3%
Consumer Staples	7.5%
Telecommunications Services	3.3%
Utilities	2.6%
Energy	2.6%
Materials	1.3%
Real Estate	0.3%
Total Common Stocks	99.7%
Short-Term Investments	0.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

11

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS	As of November 30, 2018

Number of Shares		Value ($)
Common Stocks – 99.8%
	Consumer Discretionary – 10.0%
150	Amazon.com, Inc.*	253,526
3,664	CarMax, Inc.*	242,080
7,621	Comcast Corp. - Class A	297,295
169	Garrett Motion, Inc.*	1,944
8,337	General Motors Co.	316,389
11,744	Goodyear Tire & Rubber Co.	271,991
3,538	Hilton Worldwide Holdings, Inc.	267,261
1,351	Home Depot, Inc.	243,612
2,458	Lowe’s Cos., Inc.	231,961
5,143	Starbucks Corp.	343,141
2,404	Whirlpool Corp.	303,217
		2,772,417
	Consumer Staples – 5.4%
5,909	Archer-Daniels-Midland Co.	271,932
6,360	Coca-Cola Co.	320,544
6,576	General Mills, Inc.	278,231
3,459	Procter & Gamble Co.	326,910
2,991	Walmart, Inc.	292,071
		1,489,688
	Energy – 1.4%
6,992	Devon Energy Corp.	188,994
4,689	Schlumberger Ltd.	211,474
		400,468
	Financials – 20.1%
2,823	Allstate Corp.	251,783
1,915	Ameriprise Financial, Inc.	248,471
5,366	Athene Holding Ltd. - Class A*	233,367
1,299	Berkshire Hathaway, Inc. - Class B*	283,494
2,969	Capital One Financial Corp.	266,260
4,011	Citigroup, Inc.	259,873
5,802	Hartford Financial Services Group, Inc.	256,390
2,472	JPMorgan Chase & Co.	274,862
13,867	KeyCorp	254,321
3,445	Marsh & McLennan Cos., Inc.	305,571
5,807	Morgan Stanley	257,773
19,874	Navient Corp.	228,551
27,301	New York Community Bancorp, Inc.	290,210
1,996	PNC Financial Services Group, Inc.	271,017
4,857	Principal Financial Group, Inc.	239,547
4,176	Progressive Corp.	276,827
2,849	Prudential Financial, Inc.	267,122
4,786	SEI Investments Co.	257,008
2,138	Travelers Cos., Inc.	278,731
5,382	U.S. Bancorp	293,104
5,403	Wells Fargo & Co.	293,275
		5,587,557

Number of Shares		Value ($)
Common Stocks (Continued)
	Health Care – 11.9%
1,078	Anthem, Inc.	312,696
3,703	Baxter International, Inc.	253,841
4,781	Bristol-Myers Squibb Co.	255,592
1,453	Cigna Corp.	324,571
4,903	CVS Health Corp.	393,242
4,094	DaVita, Inc.*	270,450
2,206	HCA Healthcare, Inc.	317,642
847	Humana, Inc.	279,061
2,186	McKesson Corp.	272,157
4,067	Merck & Co., Inc.	322,676
1,076	UnitedHealth Group, Inc.	302,743
		3,304,671
	Industrials – 19.0%
8,645	AECOM*	278,023
4,220	Alaska Air Group, Inc.	309,157
6,793	American Airlines Group, Inc.	272,807
771	Boeing Co.	267,352
1,831	Caterpillar, Inc.	248,412
1,411	Cintas Corp.	264,393
4,975	Delta Air Lines, Inc.	302,032
3,370	Eaton Corp. PLC	259,288
23,360	General Electric Co.	175,200
6,776	Healthcare Services Group, Inc.	319,827
1,776	Honeywell International, Inc.	260,628
2,486	J.B. Hunt Transport Services, Inc.	264,411
874	Lockheed Martin Corp.	262,576
1,585	Norfolk Southern Corp.	270,623
936	Northrop Grumman Corp.	243,248
3,774	Oshkosh Corp.	269,199
282	Resideo Technologies, Inc.*	5,818
4,500	Southwest Airlines Co.	245,745
1,789	Union Pacific Corp.	275,112
1,690	United Rentals, Inc.*	197,950
3,222	Waste Management, Inc.	302,062
		5,293,863
	Information Technology – 11.9%
1,709	Accenture PLC - Class A	281,165
1,193	Alliance Data Systems Corp.	239,029
7,487	Applied Materials, Inc.	279,115
1,956	Automatic Data Processing, Inc.	288,354
5,953	Booz Allen Hamilton Holding Corp.	305,448
3,222	CDW Corp.	298,615
5,917	Cisco Systems, Inc.	283,247
3,814	Cognizant Technology Solutions Corp. - Class A	271,671
16,841	Hewlett Packard Enterprise Co.	252,615

See accompanying Notes to Financial Statements.

12

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS (Concluded)	As of November 30, 2018

Number of Shares		Value ($)
Common Stocks (Continued)
	INFORMATION TECHNOLOGY (Continued)
6,350	Intel Corp.	313,119
1,980	International Business Machines Corp.	246,055
4,232	Leidos Holdings, Inc.	266,616
		3,325,049
	Materials – 0.8%
2,965	Eastman Chemical Co.	233,701

	Real Estate – 5.0%
6,279	CBRE Group, Inc. - Class A*	274,267
671	Equinix, Inc. - REIT	258,523
7,980	Iron Mountain, Inc. - REIT	271,080
1,975	Jones Lang LaSalle, Inc.	282,820
1,783	SBA Communications Corp. - REIT*	304,554
		1,391,244
	Telecommunications Services – 4.2%
8,688	AT&T, Inc.	271,413
44,716	Sprint Corp.*	280,817
4,161	T-Mobile US, Inc.*	284,820
5,371	Verizon Communications, Inc.	323,871
		1,160,921

Number of Shares		Value ($)
Common Stocks (Continued)
	Utilities – 10.1%
4,450	Ameren Corp.	305,359
4,159	American Electric Power Co., Inc.	323,321
3,340	American Water Works Co., Inc.	318,669
4,043	Dominion Energy, Inc.	301,203
6,795	Exelon Corp.	315,220
8,059	FirstEnergy Corp.	304,872
5,564	Public Service Enterprise Group, Inc.	311,028
6,775	Southern Co.	320,661
6,027	Xcel Energy, Inc.	316,116
		2,816,449
	TOTAL COMMON STOCKS (Cost $28,426,598)	27,776,028

	TOTAL INVESTMENTS – 99.8% (Cost $28,426,598)	27,776,028
	Other Assets in Excess of Liabilities – 0.2%	59,834
	Total Net Assets – 100.0%	$27,835,862

*	Non-income producing security.

See accompanying Notes to Financial Statements.

13

InsightShares Patriotic Employers ETF SUMMARY OF INVESTMENTS	As of November 30, 2018

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	20.1%
Industrials	19.0%
Information Technology	11.9%
Health Care	11.9%
Utilities	10.1%
Consumer Discretionary	10.0%
Consumer Staples	5.4%
Real Estate	5.0%
Telecommunications Services	4.2%
Energy	1.4%
Materials	0.8%
Total Common Stocks	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	November 30, 2018

	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
Assets:
Investments, at value (Cost $27,866,487 and $28,426,598, respectively)	$28,154,109	$27,776,028
Cash	—	47,845
Dividends and interest receivable	66,528	66,940
Total Assets	28,220,637	27,890,813

Liabilities:
Investment securities purchased	—	40,371
Advisory fee payable	14,828	14,580
Total Liabilities	14,828	54,951

Net Assets	$28,205,809	$27,835,862

Net Assets Consist of:
Capital	$27,809,641	$28,364,366
Total distributable earnings (loss)	$396,168	$(528,504)
Net Assets	$28,205,809	$27,835,862

Net Assets	$28,205,809	$27,835,862
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,100,001	1,150,001
Net Asset Value, Offering and Redemption Price Per Share	$25.64	$24.21

See accompanying Notes to Financial Statements.

15

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS

	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
	For the Period January 10, 2018(1) through November 30, 2018	For the Period January 18, 2018(1) through November 30, 2018
Investment Income:
Dividend income	$412,919	$427,864
Interest	431	-
Total Investment Income	413,350	427,864

Expenses:
Advisory fees	132,977	131,051
Total Expenses	132,977	131,051

Net Investment Income (Loss)	280,373	296,813

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	44,839	345,857
Change in unrealized appreciation/(depreciation) on investments	287,622	(650,570)
Net Realized and Unrealized Gain (Loss) on Investments	332,461	(304,713)

Change in Net Assets Resulting From Operations	$612,834	$(7,900)

(1)	Commencement of operations.

See accompanying Notes to Financial Statements.

16

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2018

	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
	For the Period January 10, 2018(1) through November 30, 2018	For the Period January 18, 2018(1) through November 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$280,373	$296,813
Net realized gain (loss) on investments	44,839	345,857
Net change in unrealized appreciation/(depreciation) on investments	287,622	(650,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	612,834	(7,900)

Distributions to Shareholders	(184,724)	(197,625)

Capital Transactions:
Proceeds from shares issued	29,021,237	31,740,512
Cost of shares redeemed	(1,243,563)	(3,699,150)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	27,777,674	28,041,362

Total Increase (Decrease) in Net Assets	28,205,784	27,835,837

Net Assets:
Beginning of period (initial seed amount)(2)	25	25
End of period	$28,205,809	$27,835,862

Share Transactions:
Issued	1,150,000	1,300,000
Redeemed	(50,000)	(150,000)
Net Increase (Decrease) in Share Transactions	1,100,000	1,150,000

(1)	Commencement of operations.

(2)	Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

17

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From					Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)
InsightShares LGBT Employment Equality ETF
For the Period
January 10, 2018(6) through
November 30, 2018	$25.00	$0.31	$0.50	$0.81	$(0.17)	$(0.17)	$25.64	3.23%	3.14%	0.65%	1.37%	$28,206	3%

InsightShares Patriotic Employers ETF
For the Period
January 18, 2018(6) through
November 30, 2018	$25.00	$0.31	$(0.93)	$(0.62)	$(0.17)	$(0.17)	$24.21	(2.52)%	(2.52)%	0.65%	1.47%	$27,836	18%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
(4)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.
(5)	Annualized for periods less than one year.
(6)	Commencement of operations.
(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

18

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	November 30, 2018

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value (“NAV”) and the prices used by each Fund’s Index Provider. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

19

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of November 30, 2018 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$28,125,832	$—	$—	$28,125,832
Short-Term Investments	$28,277	$—	$—	$28,277
Total	$28,154,109	$—	$—	$28,154,109

Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$27,776,028	$—	$—	$27,776,028
Total	$27,776,028	$—	$—	$27,776,028

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by market segment, please refer to the Schedules of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Funds’ understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of

20

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities. The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2018, each Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Funds (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to each Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting,

21

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a license agreement with UBS AG (the “Index Provider”) pursuant to which the Adviser pays a fee to use the UBS LGBT Employment Equality Index and Military Veterans Index (each, an “Index” and together, the “Indices”). The Adviser is sub-licensing rights to the Indices to each Fund at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 0.05%, subject to an annual minimum of $25,000.

(c) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in each Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of each Fund’s Adviser and affiliates of the Distributor.

22

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended November 30, 2018 were as follows:

Fund	Purchases	Sales
LGBT Employment Equality ETF	$859,541	$751,017
Patriotic Employers ETF	3,757,126	3,882,757

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended November 30, 2018 were as follows:

Fund	Purchases	Sales	Gain/Loss
LGBT Employment Equality ETF	$28,928,198	$1,243,302	$31,942
Patriotic Employers ETF	31,637,402	3,431,014	322,835

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on this exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral of up to 115% of the value of deposit securities. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting

23

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to their NAV per Share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in each Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: Each Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

24

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk: The mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk: As a new fund, there can be no assurance that each Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Fund’s distributor does not maintain a secondary market in the Shares.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Ratings Methodology Risk: The Patriotic Employers ETF seeks to track the performance of stocks of companies that are included on Victory Media’s list of Military Friendly® Employers. Changes in the ratings methodology Victory Media uses to assign designations and awards may have an adverse effect on the Fund. No assurance can be given that stocks of companies that have been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status will outperform stocks of companies that have not been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status. Moreover, there is no guarantee that the ratings methodology used to designate companies as “Gold,” Silver,” “Bronze,” or “Designated” status will generate or produce the intended results, and stocks of such companies may underperform stocks of other companies.

Ratings Methodology Risk: The LGBT Employment Equality ETF seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC’s CEI point scale. Changes in the ratings methodology the HRC uses to rate companies may have an adverse effect on the Fund. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodology will generate or produce the intended results, and stocks of companies that have obtained a rating on the CEI may underperform stocks of companies that have obtained a lower rating or that have not been rated. The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Real Estate Investment Trust (“REIT”) Risk: The Indices may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of each Fund’s investments in REITs. Investing in REITs may subject each Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

25

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of each Fund’s underlying Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Financial Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Technology Sector Risk. The LGBT Employment Equality ETF is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares of each Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although each Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in each Fund’s Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 7 – Federal Income Taxes

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended November 30, 2018, the following amounts - resulting primarily from the differing book and tax treatment of return of capital distributions and redemption in-kind transactions - have been reclassified:

Fund	Capital	Total Distributable Earnings (Loss)
LGBT Employment Equality ETF	$31,942	$(31,942)
Patriotic Employers ETF	322,979	(322,979)

The tax character of the distributions paid during the tax period ended November 30, 2018 were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
LGBT Employment Equality ETF	$184,724	$—	$184,724
Patriotic Employers ETF	$197,625	$—	$197,625

As of the tax period ended November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
LGBT Employment Equality ETF	$127,726	$1,223	$—	$267,219	$396,168
Patriotic Employers ETF	$166,372	$—	$—	$(694,876)	$(528,504)

26

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	November 30, 2018

At November 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LGBT Employment Equality ETF	$27,886,890	$1,973,046	$(1,705,827)	$267,219
Patriotic Employers ETF	$28,470,904	$1,650,573	$(2,345,449)	$(694,876)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements.

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to GAAP for investment companies. The changes required by the amendments are reflected throughout this report and had no effect on each Fund’s net assets or results of operations.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Each Fund declared the following distributions:

Fund	Record Date	Payable Date	Long Term Capital Gain	Short Term Capital Gain	Ordinary Income
LGBT Employment Equality ETF	12/26/2018	12/31/2018	$0.001112	$0.030273	$0.105640
Patriotic Employers ETF	12/26/2018	12/31/2018	$0.000000	$0.064339	$0.105668

Management has determined there are no other subsequent events that would require disclosure in each Fund’s financial statements.

27

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of InsightShares LGBT Employment Equality ETF and

InsightShares Patriotic Employers ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of InsightShares LGBT Employment Equality ETF and InsightShares Patriotic Employers ETF (the “Funds”), each a series of Exchange Listed Funds Trust, as of November 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 10, 2018 (commencement of operations) through November 30, 2018 for InsightShares LGBT Employment Equality ETF and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 18, 2018 (commencement of operations) through November 30, 2018 for InsightShares Patriotic Employers ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2019

28

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	November 30, 2018 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	6/1/18	11/30/18		6/1/18–11/30/18
LGBT Employment Equality ETF	$1,000.00	$1,034.00	0.65%	$3.31

Hypothetical (5% annual return before expenses)*	6/1/18	11/30/18		6/1/18–11/30/18
LGBT Employment Equality ETF	$1,000.00	$1,021.81	0.65%	$3.29

29

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	November 30, 2018 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	6/1/18	11/30/18		6/1/18–11/30/18
Patriotic Employers ETF	$1,000.00	$1,030.00	0.65%	$3.31
Hypothetical (5% annual return before expenses)*	6/1/18	11/30/18		6/1/18–11/30/18
Patriotic Employers ETF	$1,000.00	$1,021.81	0.65%	$3.29

*	Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

30

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	November 30, 2018 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is UBS AG. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers each Funds underlying index), the Funds administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to each Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of each Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of each Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of each Fund in connection with the administration, marketing, or trading of the Shares of each Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Indices are compiled and calculated by the Index Provider. The Index Provider has no obligation to take the needs of the Licensee or the owners of each Fund into consideration in determining, composing or calculating the Indices. The Index Provider will apply all necessary means to ensure the accuracy of the Indices. However, the Index Provider shall not be liable (whether in negligence or otherwise) to any person for any error in the Indices and shall not be under any obligation to advise any person of any error therein. All copyrights in the Indices values and constituent lists vest in the Index Provider. Neither the publication of the Indices by the Index Provider nor the granting of a license of rights relating to the Indices or to the Indices Trademarks for the utilization in connection with each Fund, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness of an investment in each Fund. Each Fund is not sponsored, endorsed, or sold by the Index Provider or its respective affiliates. The Index Provider and its respective affiliates make no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of trading in each Fund. The Index Provider and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Fund to be sold or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider and its respective affiliates have an obligation in connection with the administration and marketing of each Fund but have no obligations or liabilities in connection with the trading of each Fund. Notwithstanding the foregoing, the Index Provider and its affiliates may independently issue and/or sponsor financial products unrelated to each Fund but which may be similar to and competitive with each Fund. In addition, the Index Provider and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the Indices and each Fund.

THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares any other person or entity from the use of the Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices even if notified of the possibility of such damages.

31

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Continued)	November 30, 2018 (Unaudited)

Qualified Dividend Income

For the year ended November 30, 2018, 100% and 100% respectively, of the dividends paid from net investment income, including short-term gains (if any), for the LGBT Employment Equality ETF and the Patriotic Employers ETF is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended November 30, 2018, 100% and 100% respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the LGBT Employment ETF and the Patriotic Employers ETF qualifies for the dividends received deduction available to corporate shareholders.

Premium/Discount Information

The chart below details the relationship of the net asset value (“NAV”) of each Fund and the market price per Share on days when the market was open during the fiscal period. For these purposes, the “market price” is the composite close price for each Fund Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund Shares is typically slightly higher or lower than the its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy Fund shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

InsightShares LGBT Employment Equality ETF
For the Period January 10, 2018 through November 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	6	2.65%
Greater than 1.5% and Less than 2.0%	1	0.44
Greater than 1.0% and Less than 1.5%	6	2.65
Greater than 0.5% and Less than 1.0%	5	2.21
Between 0.5% and -0.5%	176	77.88
Less than -0.5% and Greater than -1.0%	12	5.31
Less than -1.0% and Greater than -1.5%	7	3.10
Less than -1.5% and Greater than -2.0%	6	2.65
Less than -2.0%	7	3.11
	226	100.00%

32

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Concluded)	November 30, 2018 (Unaudited)

InsightShares Patriotic Employers ETF
For the Period January 18, 2018 through November 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	8	3.62%
Greater than 1.5% and Less than 2.0%	3	1.36
Greater than 1.0% and Less than 1.5%	5	2.26
Greater than 0.5% and Less than 1.0%	6	2.71
Between 0.5% and -0.5%	168	76.03
Less than -0.5% and Greater than -1.0%	17	7.70
Less than -1.0% and Greater than -1.5%	10	4.52
Less than -1.5% and Greater than -2.0%	2	0.90
Less than -2.0%	2	0.90
	221	100.00%

33

EXCHANGE LISTED FUNDS TRUST TRUSTEES	November 30, 2018 (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee
Interested Trustee
Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016.	8	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice — 2000-2014.	19	Exchange Traded Concepts Trust (11) — Trustee; Edward Jones Money Market Fund — Trustee; Source ETF Trust — Trustee (2014-2015).
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2012	Consultant, Jones Day 2012- present; Of Counsel, Jones Day 2008-2011; Partner, Jones Day 1988-2008.	19	Exchange Traded Concepts Trust (11) — Trustee; Source ETF Trust — Trustee (2014-2015).
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present — Independent Advisor; President, OppenheimerFunds, Inc. 2007-2009.	19	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (11) — Trustee; Source ETF Trust — Trustee (2014-2015).

*	As of December 31, 2018

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

34

EXCHANGE LISTED FUNDS TRUST OFFICERS	November 30, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	President	Since 2012	Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000 - 2011; Chief Executive Officer and Secretary. Exchange Traded Concepts Trust 2009 - 2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present.
Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016.
Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-Present.
James J. Baker Jr. c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Assistant Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present — Managing Partner; Yorkville ETF Advisors, 2012 to present — Managing Partner; Goldman Sachs, 2000 to 2011 — Vice President.
Patrick Keniston 3 Canal Plaza Suite 100 Portland, ME 04101 (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC 2008-present.

[1]	Each Officer serves at the pleasure of the Board of Trustees.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling collect (405) 778-8377 or at www.insightshares.com.

35

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to each Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.insightshares.com or the SEC website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.insightshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2018
$28,000

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2018
$-

(c) Tax Fees:

2018
$6,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2018
$-

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2018
$-

(f) Not applicable.

(g)

2018
$6,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	January 23, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	January 23, 2019